Leases (Tables) - CubeBio Co., Ltd. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Entity Information [Line Items]
Schedule of right-of-use assets

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (book value)
Building		1,034,917	1,146,698
Vehicles		44,399	44,399
Total	₩	1,079,316	1,191,097

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Building		(614,361)	(652,250)
Vehicles		(30,785)	(26,354)
Total	₩	(645,146)	(678,604)

		June 30,	December 31,
		2026	2025
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Building	₩	420,556	494,448
Vehicles		13,614	18,045
Total	₩	434,170	512,493

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Book value)
Building	₩	1,146,698	1,145,750
Vehicles		44,399	44,399
Total	₩	1,191,097	1,190,149

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Building	₩	(652,250)	(523,282)
Vehicles		(26,354)	(17,473)
Total	₩	(678,604)	(540,755)

		December 31,	December 31,
		2025	2024
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Building	₩	494,448	622,468
Vehicles		18,045	26,926
Total	₩	512,493	649,394

Changes in right-of-use assets

		Six-month period ended June 30, 2026
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2026	₩	494,448	18,045	512,493
Depreciation		(57,818)	(4,431)	(62,249)
Lease reassessment		(16,074)	-	(16,074)
Balance as of June 30, 2026	₩	420,556	13,614	434,170

		Six-month period ended June 30, 2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	622,468	26,926	649,394
Depreciation		(64,776)	(4,432)	(69,208)
Acquisitions		-	-	-
Lease reassessment		947	-	947
Balance as of June 30, 2025	₩	558,639	22,494	581,133

		2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2025	₩	622,468	26,926	649,394
Depreciation		(128,967)	(8,881)	(137,848)
Lease reassessment		947	-	947
Balance as of December 31, 2025	₩	494,448	18,045	512,493

		2024
		Building	Vehicles	Total
		(In thousands of Korean won)
Balance as of January 1, 2024	₩	750,037	35,805	785,842
Depreciation		(129,607)	(8,879)	(138,486)
Lease reassessment		2,038	-	2,038
Balance as of December 31, 2024	₩	622,468	26,926	649,394

Changes in lease liabilities

		Six-month period ended June 30, 2026
Balance as of January 1	₩	552,631
New leases		-
Interest expense		21,678
Payment of lease liabilities		(78,451)
Lease reassessment		(16,073)
Balance as of June 30	₩	479,785

		2025	2024
		(In thousands of Korean won)
Balance as of January 1	₩	669,032	776,385
New leases		-	-
Interest expense		52,261	62,090
Payment of lease liabilities		(169,609)	(171,481)
Lease reassessment		947	2,038
Balance as of December 31	₩	552,631	669,032
Current portion		122,626	117,351
Non-current portion		430,005	551,681
Total lease liabilities		552,631	669,032

Undiscounted lease payments

		2025
		(In thousands of Korean won)
Within 1 year	₩	163,727
Between 1 and 5 years		497,711
Over 5 years		-
Total	₩	661,438
Less: imputed interest		(108,807)
Lease liabilities		552,631

Schedule of lease-related expenses

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩	21,678	27,316
Expense relating to short-term leases		3,600	-
Expense relating to leases of low-value assets		3,847	3,672

		2025	2024
		(In thousands of Korean won)
Interest expense relating to lease liabilities (included in finance cost)	₩	52,261	62,090
Expense relating to short-term leases		1,200	9,648
Expense relating to leases of low-value assets		7,481	5,183

D.	Cash outflows for leases

Cash outflows for leases for the years ended December 31, 2025 and 2024 are as follows:

		2025	2024
		(In thousands of Korean won)
Cash outflows for principal repayments of lease liabilities	₩	117,348	109,391
Cash outflows for interest paid on lease liabilities		52,261	62,090
Cash outflows for payments for short-term lease		1,200	9,648
Cash outflows for payments for leases of low-value assets		7,481	5,183
Total	₩	178,290	186,312

Cash outflows for leases

		Six-month period ended June 30, 2026	Six-month period ended June 30, 2025
		(In thousands of Korean won)
Cash outflows from payment of lease liabilities principal	₩	56,773	58,029
Cash outflows from lease liabilities interest paid		21,678	27,316
Cash outflows due to short-term leases		3,600	-
Cash outflows due to leases of low-value assets		3,847	3,672
Total	₩	85,898	89,017

		2025	2024
		(In thousands of Korean won)
Cash outflows for principal repayments of lease liabilities	₩	117,348	109,391
Cash outflows for interest paid on lease liabilities		52,261	62,090
Cash outflows for payments for short-term lease		1,200	9,648
Cash outflows for payments for leases of low-value assets		7,481	5,183
Total	₩	178,290	186,312